Segment reporting	6 Months Ended
Jun. 30, 2024
Disclosure Of Operating Segments [Line Items]
Disclosure Of Entitys Reportable Segments Explanatory
Note 3

Segment reporting
As part of

the continued refinement

of UBS’s reporting

structure and organizational

setup, in the

first quarter of
2024 certain

changes were

made, with

an impact

on segment

reporting for

UBS’s business

divisions and

Group
Items. Prior-period information has been adjusted

for comparability. The changes are as follows:
–
Change

in

business

division

perimeters:
UBS

has

transferred

certain

businesses

from

Swiss

Bank

(Credit
Suisse),

previously

included

in

Personal

&

Corporate

Banking,

to

Global

Wealth

Management.

The

change
predominantly related to the high

net worth client segment and

represents approximately USD
72 bn in invested
assets and approximately

USD
0.6
bn in annualized

revenues. A

number of

other smaller

business shifts

were also
executed between the business divisions in the

first quarter of 2024.

– Changes to Group Treasury allocations: UBS has allocated to the business divisions nearly all Group Treasury costs that historically

were retained and

reported in Group

Items. Costs

that continue to

be retained in

Group
Items include costs related

to hedging and own

debt, and deferred tax

asset funding costs. UBS

has also aligned
the internal funds

transfer pricing methodologies

applied by Credit

Suisse entities to

UBS’s funds transfer

pricing
methodology.

These changes

resulted in

funding costs

of approximately

USD
0.3
bn for

2023, moving

from Group
Items

to

the

business

divisions,

predominantly

related

to

the

second

half

of

2023.

In

parallel

with

the
aforementioned changes, UBS

has increased

the allocation of

balance sheet resources

from Group

Treasury to
the business divisions.
–
Updated cost

allocations:
UBS has

reallocated USD
0.3
bn of

annualized costs from

Non-core and

Legacy to
the

business

divisions,

with

the

aim

of

avoiding

stranded

costs

in

Non-core

and

Legacy

at

the

end

of

the
integration process.
Following the collective changes outlined above, prior-period information for the six-month period ended 30 June
2023 has been restated, resulting in increases in Operating profit

/ (loss) before tax of USD
39 m for Global Wealth
Management, USD 17 m for Personal & Corporate Banking, USD 3 m for Asset Management and USD 17 m for the
Investment Bank, and decreases in Operating profit /

(loss) before tax of USD
60 m for Group Items and USD 15 m
for Non-core and Legacy.
Prior-period information as

of 31 December

2023 has also

been restated, resulting

in increases

of Total

assets of
USD 98.4
bn

in

Global

Wealth

Management, USD
13.3
bn

in

Personal

&

Corporate Banking,

USD
28.9
bn

in

the
Investment

Bank

and

USD
28.6
bn

in

Non-core

and

Legacy,

with

a

corresponding

decrease

of

Total

assets

of
USD 169.2 bn in Group Items.
These changes had no effect on the reported

results or financial position of the Group.

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy Group Items UBS Group
For the six months ended 30 June 2024
1
Total revenues 12,196 4,695 1,543 5,554 1,402 (747) 24,642
Credit loss expense / (release) (4) 146 0 26 35 (2) 201
Operating expenses 10,228 2,800 1,303 4,496 1,818 (48) 20,597
Operating profit / (loss) before tax 1,972 1,748 241 1,032 (451) (699) 3,844
Tax expense / (benefit) 905
Net profit / (loss) 2,939
As of 30 June 2024
Total assets 557,716 450,835 22,439 419,978 96,574 13,435 1,560,976

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy Group Items
Negative
goodwill
2
UBS Group
For the six months ended 30 June 2023
1
Total revenues 10,049 3,087 1,086 4,401 185 (524) 18,284
Negative goodwill 27,264 27,264
Credit loss expense / (release) 164 237 1 139 119 2 662
Operating expenses 7,646 1,597 911 3,891 1,235 416 15,696
Operating profit / (loss) before tax 2,239 1,253 174 372 (1,169) (942) 27,264 29,191
Tax expense / (benefit) 820
Net profit / (loss) 28,371
As of 31 December 2023
2, 3
Total assets 567,648 483,794 21,804 428,269 201,131 14,277 1,716,924
1 Refer to “Note 3 Segment reporting” in the “Consolidated financial statements” section of the Annual Report 2023 for more information about the Group’s reporting segments.

2 Comparative-period information
has been revised. Refer to Note 2 for more information.

3 Comparative-period information has been restated for Group Treasury allocations.